UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Emerging Markets Total Opportunities Fund®

Investment portfolio

January 31, 2018

unaudited

Common stocks 45.82% Asia-Pacific 20.72% China 4.96%	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)1	2,100	$429
Boer Power Holdings Ltd.	919,000	213
China Pacific Insurance (Group) Co., Ltd., Class H	48,000	244
China Resources Land Ltd.	90,000	359
China Unicom (Hong Kong) Ltd.1	234,000	350
Ctrip.com International, Ltd. (ADR)1	18,400	861
Haitian International Holdings Ltd.	143,000	447
Hutchison China MediTech Ltd. (ADR)	7,912	295
IMAX China Holding, Inc.	87,170	224
Longfor Properties Co. Ltd.	296,000	967
Midea Group Co., Ltd., Class A	75,900	722
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H	267,500	1,554
Shanghai Pharmaceutical (Group) Co., Ltd. Class H	201,200	527
		7,192
Hong Kong 2.76%
AIA Group Ltd.	134,500	1,152
Chow Sang Sang Holdings International Ltd.	188,000	454
CK Asset Holdings Ltd.	26,000	248
Galaxy Entertainment Group Ltd.	39,000	346
Sands China Ltd.	265,200	1,580
WH Group Limited	47,000	58
Wynn Macau, Ltd.	46,800	165
		4,003
India 5.37%
Bharti Airtel Ltd.	177,722	1,229
Godrej Consumer Products Ltd.	8,200	136
Housing Development Finance Corp. Ltd.	10,554	325
ICICI Bank Ltd.	379,723	2,107
IDFC Bank Ltd.	955,628	853
Info Edge (India) Ltd.	44,627	948
Steel Authority of India Ltd.	697,257	975
Tata Steel Ltd.	52,700	584
Torrent Power Ltd.	138,756	623
		7,780
Indonesia 1.04%
Astra International Tbk PT	189,400	120
Bank Central Asia Tbk PT	372,000	632
Matahari Department Store Tbk PT	309,600	257
PT Surya Citra Media Tbk	2,450,700	492
		1,501
Japan 0.16%
Murata Manufacturing Co., Ltd.	1,600	236

Capital Group Emerging Markets Total Opportunities Fund — Page 1 of 13

unaudited

Common stocks Asia-Pacific (continued) Malaysia 0.16%	Shares	Value (000)
IJM Corp. Bhd.	300,300	$238
Philippines 0.11%
Bank of the Philippine Islands	70,480	164
Singapore 1.24%
City Developments Ltd.	76,300	771
Oversea-Chinese Banking Corp. Ltd.	104,000	1,025
		1,796
South Korea 1.85%
Hankook Tire Co., Ltd.1	4,749	238
Hyundai Motor Co.	5,942	902
Hyundai Motor Co., Series 2	2,979	290
Samsung Electronics Co., Ltd.	539	1,259
		2,689
Taiwan 3.07%
AirTAC International Group	14,932	237
ASUSTeK Computer Inc.	16,820	162
CTCI Corp. (Taiwan)	256,000	398
Ginko International Co., Ltd.	65,000	524
MediaTek Inc.	100,000	1,026
Taiwan Semiconductor Manufacturing Co., Ltd.	240,000	2,100
		4,447
Total Asia-Pacific		30,046
Other markets 9.71% Australia 0.74%
Newcrest Mining Ltd.	58,396	1,067
Canada 1.18%
Barrick Gold Corp.	76,100	1,094
Nutrien Ltd.1	11,880	622
		1,716
Denmark 0.94%
Carlsberg A/S, Class B	10,668	1,370
Germany 0.62%
Hapag-Lloyd AG	21,748	902
Italy 0.41%
Tenaris SA (ADR)	16,843	589
Norway 0.95%
BW LPG Ltd.	291,448	1,380

Capital Group Emerging Markets Total Opportunities Fund — Page 2 of 13

unaudited

Common stocks Other markets (continued) Switzerland 0.39%	Shares	Value (000)
LafargeHolcim Ltd.	9,189	$563
United Kingdom 1.78%
British American Tobacco PLC	17,100	1,170
PZ Cussons PLC	241,300	1,071
Tullow Oil PLC1	117,342	333
		2,574
United States 2.70%
AES Corp.	64,700	748
Ensco PLC, Class A	229,000	1,351
MercadoLibre, Inc.	4,675	1,810
		3,909
Total Other markets		14,070
Latin America 8.23% Argentina 0.21%
Loma Negra Compania Industrial Argentina SA (ADR)1	12,600	300
Brazil 4.86%
CCR SA, ordinary nominative	179,474	883
Hypermarcas SA, ordinary nominative	58,400	666
IRB Brasil Resseguros SA	75,200	886
Lojas Americanas SA, ordinary nominative	21,600	88
Lojas Americanas SA, preferred nominative	92,200	489
Nexa Resources SA1	44,188	915
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)1	126,960	1,696
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)1	30,000	372
Vale SA, ordinary nominative (ADR)	79,874	1,046
		7,041
Chile 1.20%
Enel Américas SA (ADR)	54,614	643
Inversiones La Construcción SA	52,477	1,100
		1,743
Mexico 1.96%
América Móvil, SAB de CV, Series L (ADR)	129,400	2,420
Fibra Uno Administración, SA de CV REIT	116,300	183
Grupo Sanborns, SAB de CV, Series B1	177,100	197
Urbi Desarrollos Urbanos, SA de CV (Mexico)1	138,626	50
		2,850
Total Latin America		11,934
Eastern Europe and Middle East 5.26% Czech Republic 0.19%
MONETA Money Bank, AS, non-registered shares	65,562	272
Greece 0.31%
Titan Cement Co. SA1	14,810	454

Capital Group Emerging Markets Total Opportunities Fund — Page 3 of 13

unaudited

Common stocks Eastern Europe and Middle East (continued) Kingdom of Saudi Arabia 0.16%	Shares	Value (000)
Savola Group Co.	22,500	$237
Russian Federation 2.64%
Alrosa PJSC	693,905	1,006
Global Ports Investments PLC (GDR)	94,147	373
Globaltrans Investment PLC (GDR)	10,748	116
Magnit PJSC	672	64
MegaFon PJSC	25,502	246
Sberbank of Russia PJSC (ADR)	13,800	278
TCS Group Holding PLC2	28,300	617
Yandex NV, Class A1	28,900	1,119
		3,819
Spain 0.66%
Banco Santander, SA	128,880	957
United Arab Emirates 1.30%
DP World Ltd.	32,079	850
First Abu Dhabi Bank PJSC, non-registered shares	228,581	697
Union National Bank PJSC	306,974	334
		1,881
Total Eastern Europe and Middle East		7,620
Africa 1.90% South Africa 1.90%
Discovery Ltd.	49,574	706
MTN Group Ltd.	21,250	236
Naspers Ltd., Class N	5,529	1,579
Shoprite Holdings Ltd.	11,500	239
Total Africa		2,760
Total common stocks (cost: $52,349,000)		66,430
Preferred securities 0.29% Asia-Pacific 0.29% India 0.29%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	2,587,523	409
Rights & warrants 0.02% Asia-Pacific 0.02% India 0.02%
Tata Steel Ltd., rights, expire 20183	12,648	32
Convertible stocks 0.53% Asia-Pacific 0.53% India 0.53%
Piramal Enterprises Ltd., convertible debenture, 7.80% 20193	452	767

Capital Group Emerging Markets Total Opportunities Fund — Page 4 of 13

unaudited

Convertible bonds 1.17% Other markets 1.17% United States 1.17%	Principal amount (000)	Value (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 20194	$332	$114
Cobalt International Energy, Inc., convertible notes, 3.125% 20244	1,576	542
Weatherford International PLC 5.875% 2021	995	1,039
		1,695
Bonds, notes & other debt instruments 38.73% Latin America 15.63% Argentina 4.77%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 27.277% 20205	ARS8,500	478
Argentine Republic 2.50% 20216	19,942	976
Argentine Republic 6.875% 2021	$985	1,052
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 20225	ARS11,100	603
Argentine Republic 3.375% 2023	€415	520
Argentine Republic 4.625% 2023	$1,050	1,027
Argentine Republic 16.00% 2023	ARS2,158	111
Argentine Republic 7.50% 2026	$1,050	1,160
Argentine Republic 15.50% 2026	ARS10,200	526
Argentine Republic 2.26% 20387	€245	220
YPF SA 8.50% 2025	$210	239
		6,912
Brazil 2.97%
Brazil (Federative Republic of) 6.00% 20186	BRL759	239
Brazil (Federative Republic of) 0% 2020	1,400	362
Brazil (Federative Republic of) 10.00% 2021	4,750	1,542
Brazil (Federative Republic of) 6.00% 20246	666	222
Brazil (Federative Republic of) 10.00% 2025	2,440	784
Brazil (Federative Republic of) 10.00% 2027	350	112
Brazil (Federative Republic of) 6.00% 20506	279	98
Cemig Geracao e Transmissao SA 9.25% 20242	$305	332
Odebrecht Drilling Norbe 6.72% 20222,7	154	154
Odebrecht Drilling Norbe 7.72% 2026 (59.18% PIK)2,7,8	437	152
Odebrecht Drilling Norbe 0% (undated)2,5,7	70	2
Vale SA 6.25% 2026	260	302
		4,301
Chile 0.03%
Emgesa SA ESP 8.75% 2021	COP125,000	46
Colombia 0.98%
Colombia (Republic of), Series B, 7.50% 2026	1,399,500	530
Colombia (Republic of), Series B, 6.00% 2028	798,000	272
Ecopetrol SA 5.875% 2023	$215	236
Ecopetrol SA 5.375% 2026	361	388
		1,426
Dominican Republic 1.02%
Dominican Republic 5.50% 20252	248	260
Dominican Republic 6.875% 20262	100	114
Dominican Republic 5.95% 20272	363	391

Capital Group Emerging Markets Total Opportunities Fund — Page 5 of 13

unaudited

Bonds, notes & other debt instruments Latin America (continued) Dominican Republic (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.45% 2044	$210	$249
Dominican Republic 6.85% 2045	410	458
		1,472
Guatemala 0.14%
Guatemala (Republic of) 4.50% 2026	200	202
Honduras 0.31%
Honduras (Republic of) 8.75% 2020	200	226
Honduras (Republic of) 7.50% 20247	200	226
		452
Mexico 3.39%
BBVA Bancomer SA 6.50% 2021	150	162
Comision Federal de Electricidad 6.125% 20452	200	223
Comision Federal de Electricidad, Series 2014-2 7.35% 2025	MXN2,480	122
Elementia SAB de CV 5.50% 20252	$200	205
Petróleos Mexicanos 3.50% 2020	545	551
Petróleos Mexicanos 7.47% 2026	MXN14,800	699
Red de Carreteras de Occidente 9.00% 20287	4,100	212
United Mexican States 4.50% 20256	1,494	86
United Mexican States 4.00% 20406	6,392	358
United Mexican States, Series M, 8.00% 2020	4,700	255
United Mexican States, Series M20, 10.00% 2024	7,550	460
United Mexican States, Series M, 5.75% 2026	4,100	196
United Mexican States, Series M, 7.50% 2027	26,000	1,386
		4,915
Panama 0.58%
ENA Norte Trust 4.95% 20287	$187	196
Panama (Republic of) 7.125% 2026	200	255
Panama (Republic of) 4.50% 20477	360	382
		833
Paraguay 0.25%
Paraguay (Republic of) 4.70% 2027	350	364
Peru 0.47%
Banco de Crédito del Perú 6.875% 2026	350	389
Peru (Republic of) 6.15% 2032	PEN850	295
		684
Uruguay 0.72%
Uruguay (Oriental Republic of) 9.875% 2022	UYU17,486	640
Uruguay (Oriental Republic of) 8.50% 2028	11,825	408
		1,048
Total Latin America		22,655

Capital Group Emerging Markets Total Opportunities Fund — Page 6 of 13

unaudited

Bonds, notes & other debt instruments Asia-Pacific 10.49% China 1.56%	Principal amount (000)	Value (000)
Bank of China Ltd. 1.875% 20197	$450	$442
China Development Bank (3-month USD-LIBOR + 0.55%) 2.058% 20205	355	356
Export-Import Bank of China (3-month USD-LIBOR + 0.60%) 2.123% 20205	680	681
Industrial and Commercial Bank of China Ltd. 3.231% 2019	350	352
State Grid Overseas Investment Ltd. 2.75% 2019	430	430
		2,261
India 2.70%
India (Republic of) 8.83% 2023	INR12,300	206
India (Republic of) 8.60% 2028	122,250	2,045
India (Republic of) 7.61% 2030	65,930	1,025
India (Republic of) 9.20% 2030	9,300	164
India (Republic of) 7.73% 2034	30,000	469
		3,909
Indonesia 1.38%
Indonesia (Republic of), Series 53, 8.25% 2021	IDR11,200,000	908
Indonesia (Republic of) 4.125% 20252	$525	543
Indonesia (Republic of) 4.75% 2026	510	548
		1,999
Islamic Republic of Pakistan 1.50%
Pakistan (Islamic Republic of) 6.75% 2019	1,128	1,171
Pakistan (Islamic Republic of) 7.25% 2019	200	208
Pakistan (Islamic Republic of) 5.50% 2021	580	587
Pakistan (Islamic Republic of) 5.50% 20212	200	202
		2,168
Philippines 0.18%
Philippines (Republic of the) 6.25% 2036	PHP12,000	265
South Korea 0.27%
KT Corp. 2.625% 2019	$400	399
Sri Lanka 2.90%
National Savings Bank 8.875% 2018	2,119	2,187
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	500	513
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	340	355
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	600	657
Sri Lanka (Democratic Socialist Republic of) 6.20% 20272	475	500
		4,212
Total Asia-Pacific		15,213
Eastern Europe and Middle East 8.47% Armenia 0.24%
Armenia (Republic of) 6.00% 20202	325	344

Capital Group Emerging Markets Total Opportunities Fund — Page 7 of 13

unaudited

Bonds, notes & other debt instruments Eastern Europe and Middle East (continued) Bahrain 0.87%	Principal amount (000)	Value (000)
Bahrain (Kingdom of) 6.75% 20292	$220	$218
Bahrain (Kingdom of) 6.75% 2029	1,050	1,038
		1,256
Hungary 0.59%
Hungary 5.75% 2023	762	862
Kingdom of Saudi Arabia 0.62%
Saudi Arabia (Kingdom of) 3.25% 20262	585	566
Saudi Arabia (Kingdom of) 4.625% 20472	330	329
		895
Poland 0.29%
Poland (Republic of), Series 0922, 5.75% 2022	PLN970	330
Poland (Republic of), Series 0726, 2.50% 2026	335	94
		424
Russian Federation 2.93%
Russian Federation 7.50% 2018	RUB4,500	80
Russian Federation 7.50% 2021	24,500	445
Russian Federation 7.60% 2021	82,900	1,516
Russian Federation 7.00% 2023	123,420	2,214
		4,255
Slovenia 0.40%
Slovenia (Republic of) 4.75% 2018	$580	584
Spain 0.35%
Banco Bilbao Vizcaya Argentaria (3-month EURIBOR + 0.60%) 0.271% 20225	€400	504
Turkey 2.18%
Akbank TAS 7.20% 20272	$215	225
Turkey (Republic of) 3.00% 20226	TRY2,960	794
Turkey (Republic of) 6.25% 2022	$300	324
Turkey (Republic of) 9.50% 2022	TRY1,100	272
Turkey (Republic of) 11.00% 2022	455	118
Turkey (Republic of) 4.25% 2026	$400	378
Turkey (Republic of) 6.00% 2027	450	474
Turkey (Republic of) 5.75% 2047	600	571
		3,156
Total Eastern Europe and Middle East		12,280
Africa 2.22% Federal Republic of Nigeria 0.59%
Nigeria (Republic of) 14.50% 2021	NGN213,170	612
Nigeria (Republic of) 16.2884% 2027	75,000	239
		851
Republic of Kenya 0.42%
Kenya (Republic of) 5.875% 2019	$600	619

Capital Group Emerging Markets Total Opportunities Fund — Page 8 of 13

unaudited

Bonds, notes & other debt instruments Africa (continued) South Africa 0.76%	Principal amount (000)	Value (000)
Myriad International Holdings 5.50% 2025	$200	$219
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR1,900	161
South Africa (Republic of) 4.875% 2026	$252	258
South Africa (Republic of), Series R-209, 6.25% 2036	ZAR2,867	177
South Africa (Republic of), Series R-214, 6.50% 2041	4,668	283
		1,098
Zambia 0.45%
Zambia (Republic of) 11.00% 2021	ZMW3,200	271
Zambia (Republic of) 13.00% 2026	2,500	202
Zambia (Republic of) 13.00% 2026	1,125	89
Zambia (Republic of) 14.00% 2032	1,125	87
		649
Total Africa		3,217
Other markets 1.92% Netherlands 0.15%
IHS Netherlands Holdco BV 9.50% 2021	$200	214
United States 1.77%
U.S. Treasury Inflation-Protected Security 0.125% 20206	990	986
U.S. Treasury Inflation-Protected Security 0.125% 20226	1,501	1,480
Weatherford International PLC 9.875% 2024	100	109
		2,575
Total Other markets		2,789
Total bonds, notes & other debt instruments (cost: $55,150,000)		56,154
Short-term securities 13.10%
Argentinian Treasury Bills 2.14% - 2.73% due 4/13/2018 - 8/10/2018	4,645	4,602
Egyptian Treasury Bills 15.48% - 16.76% due 2/6/2018 - 5/8/2018	EGP39,425	2,171
Export Development Canada 1.50% due 2/23/2018	$4,000	3,996
Federal Home Loan Bank 1.30% due 2/5/2018	1,300	1,300
Nigerian Treasury Bill 16.67% due 9/13/2018	NGN130,000	329
Novartis Securities Investment Ltd. 1.48% due 2/13/20182	$2,500	2,499
Société Générale 1.34% due 2/1/20182	4,100	4,100
Total short-term securities (cost: $18,956,000)		18,997
Total investment securities99.66% (cost: $129,773,000)		144,484
Other assets less liabilities 0.34%		497
Net assets 100.00%		144,981

Capital Group Emerging Markets Total Opportunities Fund — Page 9 of 13

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 1/31/2018 (000)
Purchases (000)	Sales (000)
USD218	EUR181	JPMorgan Chase	2/5/2018	$(7)
USD374	MXN7,260	JPMorgan Chase	2/6/2018	(16)
USD404	MXN7,835	JPMorgan Chase	2/6/2018	(17)
USD1,547	MXN30,368	Bank of America, N.A.	2/6/2018	(83)
USD419	KRW446,032	JPMorgan Chase	2/14/2018	1
USD961	GBP704	Citibank	2/16/2018	(39)
USD1,068	ZAR13,373	Citibank	2/16/2018	(58)
USD238	GBP173	Goldman Sachs	2/20/2018	(7)
USD703	BRL2,281	JPMorgan Chase	2/20/2018	(11)
CZK20,046	USD968	JPMorgan Chase	2/26/2018	18
USD620	RUB34,984	JPMorgan Chase	2/28/2018	—9
USD237	KRW252,444	Citibank	3/2/2018	—9
USD265	TWD7,711	Citibank	3/2/2018	—9
USD1,381	BRL4,758	JPMorgan Chase	11/19/2018	(65)
USD186	EUR155	JPMorgan Chase	12/12/2018	(11)
USD17	EUR14	JPMorgan Chase	12/13/2018	(1)
				$(296)

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,939,000, which represented 8.23% of the net assets of the fund.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $799,000, which represented .55% of the net assets of the fund.
4	Scheduled interest and/or principal payment was not received.
5	Coupon rate may change periodically.
6	Index-linked bond whose principal amount moves with a government price index.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Amount less than one thousand.

Valuation disclosures

Capital Guardian Trust Company ("CGTC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs— The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Capital Group Emerging Markets Total Opportunities Fund — Page 10 of 13

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $15,439,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure— The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Capital Group Emerging Markets Total Opportunities Fund — Page 11 of 13

unaudited

Classifications— The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$30,046	$—	$—	$30,046
Other markets	14,070	—	—	14,070
Latin America	11,934	—	—	11,934
Eastern Europe and Middle East	7,620	—	—	7,620
Africa	2,760	—	—	2,760
Preferred securities	409	—	—	409
Rights & warrants	—	32	—	32
Convertible stocks	—	767	—	767
Convertible bonds	—	1,695	—	1,695
Bonds, notes & other debt instruments
Latin America	—	22,453	—	22,453
Asia-Pacific	—	15,213	—	15,213
Eastern Europe and Middle East	—	12,280	—	12,280
Africa	—	3,217	—	3,217
Other markets	—	2,789	—	2,789
Short-term securities	—	18,997	—	18,997
Total	$66,839	$77,645	$—	$144,484

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$19	$—	$19
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(315)	—	(315)

*	Forward currency contracts are not included in the investment portfolio.

Capital Group Emerging Markets Total Opportunities Fund — Page 12 of 13

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
IDR = Indonesian rupiah
INR = Indian rupees
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira
TWD = New Taiwan dollars
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
ZMW = Zambian kwacha

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Capital Guardian Trust Company at (800) 421-4225, ext. 90. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-370-0318O-S64847	Capital Group Emerging Markets Total Opportunities Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2018

By /s/Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2018